PROVISIONS, CONTINGENCIES AND COMMITMENTS - Operating Lease Maturities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 290	€ 305
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	90	89
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	163	165
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 37	€ 51